Interest Receivable - Interest Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Impaired [Line Items]
Interest receivable	$ 9,013	$ 8,028
Loans [Member]
Financing Receivable, Impaired [Line Items]
Interest receivable	5,525	4,632
Mortgage-backed Securities [Member]
Financing Receivable, Impaired [Line Items]
Interest receivable	1,796	2,326
Debt Securities [Member]
Financing Receivable, Impaired [Line Items]
Interest receivable	$ 1,692	$ 1,070